RELATED PARTIES	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
RELATED PARTIES [Text Block]
23. RELATED PARTIES

Transactions with key management personnel

Compensation

In addition to their salaries, the Corporation also provides non-cash benefits to directors and executive officers. Directors and executive officers participate in the Corporation's share-based compensation plans (Refer to Note 19).

Key management personnel compensation comprised the following:

For the year ended December 31
(In thousands of Canadian dollars)	2021	2020
Short-term employee salaries and benefits	$2,336	$2,727
Share-based compensation	5,068	2,572
Total compensation	$7,404	$5,299